LVIP Multi-Manager Global Equity Managed Volatility Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–96.59%
INVESTMENT COMPANIES–96.59%
Equity Fund–38.46%
✧✧Lincoln Variable Insurance Products Trust– LVIP Dimensional U.S. Core Equity 2 Fund	1,673,268	$37,834,272
		37,834,272
International Equity Funds–58.13%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Dimensional International Core Equity Fund	608,405	9,430,891
LVIP Franklin Templeton Multi-Factor International Equity Fund	906,149	9,383,168
LVIP Loomis Sayles Global Growth Fund	1,936,356	38,376,640
		57,190,699
Total Affiliated Investments (Cost $55,507,973)		95,024,971

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–3.20%
INVESTMENT COMPANY–3.20%
Money Market Fund–3.20%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.09%)	3,150,678	$3,150,678
Total Unaffiliated Investment (Cost $3,150,678)		3,150,678

TOTAL INVESTMENTS–99.79% (Cost $58,658,651)	98,175,649
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.21%	203,437
NET ASSETS APPLICABLE TO 5,966,446 SHARES OUTSTANDING–100.00%	$98,379,086

✧✧Standard Class shares.

The following futures contracts were outstanding at September 30, 2025:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
3	CME British Pound Currency Futures	$252,206	$253,583	12/15/25	$—	$(1,377)
2	CME Euro Foreign Exchange Currency Futures	294,800	294,415	12/15/25	385	—
3	CME Japanese Yen Currency Futures	255,525	256,958	12/15/25	—	(1,433)
					385	(2,810)
Equity Contracts:
3	CME E-mini Russell 2000 Index Futures	368,325	359,653	12/19/25	8,672	—
5	CME E-mini S&P 500 Index Futures	1,684,687	1,648,564	12/19/25	36,123	—
2	CME E-mini S&P MidCap 400 Index Futures	657,240	658,485	12/19/25	—	(1,245)
5	Eurex EURO STOXX 50 Futures	325,271	316,018	12/19/25	9,253	—
2	FTSE 100 Index Futures	253,043	250,793	12/19/25	2,250	—
2	ICE U.S. MSCI Emerging Markets Index Futures	135,970	133,478	12/19/25	2,492	—
1	OSE Nikkei 225 Index Futures	304,223	292,389	12/11/25	11,834	—
					70,624	(1,245)
Total Futures Contracts					$71,009	$(4,055)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2025.

LVIP Multi-Manager Global Equity Managed Volatility Fund–1

LVIP Multi-Manager Global Equity Managed Volatility Fund
Schedule of Investments (continued)
Summary of Abbreviations:
CME–Chicago Mercantile Exchange
FTSE–Financial Times Stock Exchange
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes.
LVIP Multi-Manager Global Equity Managed Volatility Fund–2

LVIP Multi-Manager Global Equity Managed Volatility Fund
Notes
September 30, 2025 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Number of Shares 09/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-96.59%@
Equity Fund-38.46%@
✧✧LVIP Dimensional U.S. Core Equity 2 Fund	$35,756,796	$7,941,470	$7,378,782	$926,662	$588,126	$37,834,272	1,673,268	$—	$—
International Equity Funds-58.13%@
✧✧LVIP Dimensional International Core Equity Fund	9,203,189	557,362	2,671,967	311,383	2,030,924	9,430,891	608,405	6,817	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	9,186,530	569,736	2,764,368	282,428	2,108,842	9,383,168	906,149	—	—
✧✧LVIP Loomis Sayles Global Growth Fund	36,822,504	6,366,148	8,287,227	2,626,878	848,337	38,376,640	1,936,356	—	—
Total	$90,969,019	$15,434,716	$21,102,344	$4,147,351	$5,576,229	$95,024,971		$6,817	$—

@ As a percentage of Net Assets as of September 30, 2025.
✧✧ Standard Class shares.
LVIP Multi-Manager Global Equity Managed Volatility Fund–3